Shareholder Report, Line Graph (Details) 190877_Brown Advisory Sustainable International Leaders Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)						12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2022	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value	$ 12,420	$ 10,754	$ 10,515	$ 8,410	$ 10,000	$ 11,921
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Accumulated Value	$ 12,799	$ 10,872	$ 9,740	$ 8,641	$ 10,000	$ 16,338